STOCK OPTION PLANS - Additional Information (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2009 Kyocera Corporation JPY (¥)	Mar. 31, 2011 Maximum AVX Corporation	Mar. 31, 2011 AVX Corporation USD ($) Year OptionPlan	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2010 AVX Corporation USD ($)	Mar. 31, 2010 AVX Corporation JPY (¥)	Mar. 31, 2009 AVX Corporation USD ($)	Mar. 31, 2009 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation Employee Stock Option Plan, 1995 Plan	Mar. 31, 2011 AVX Corporation Non-employee directors' stock option plan	Mar. 31, 2011 AVX Corporation Employee Stock Option Plan, 2004	Mar. 31, 2011 AVX Corporation Non-employee directors' stock option plan, 2004	Mar. 31, 2011 Minimum KII	Mar. 31, 2011 Maximum KII	Mar. 31, 2011 KII JPY (¥)	Mar. 31, 2010 KII JPY (¥)	Mar. 31, 2009 KII JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total aggregate intrinsic value of options exercised	¥ 300			¥ 149		¥ 2		¥ 88
Cash received from the exercise of stock options	2,955
Number of stock option plans			4	4
Description of exercise price and option term			Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years.	Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years.
Number of shares available for future issuance consisting of options available to be granted and options currently outstanding			12,428	12,428
Share based payment award expiration date															2006-04-01
Aggregate shares of common stock that could be granted to employees									9,300	650	10,000	1,000			3,800
Option's maximum term (in years)		10Y												10Y
Options granted under stock option plan vest percentage									25.00%	33.33%	25.00%	33.33%
Weighted average grant date fair value			$ 3.29		$ 2.18		$ 3.48
Total aggregate fair value of options vested				¥ 192		¥ 256		¥ 473								¥ 1	¥ 4
Forfeiture rate			6.90%	6.90%
Total unrecognized compensation costs related to unvested awards, vesting period			4,000,000	4,000,000
Percentage Of Exercise Price Of Market Value													85.00%